S000044833 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	141 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.84%	3.28%	4.00%	3.69%
Performance Inception Date					Apr. 07, 2014
Bloomberg U.S. Aggregate 1-3 Years Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	1.98%	2.08%	1.86%
Performance Inception Date					Apr. 07, 2014
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)	1.26%	0.63%
Performance Inception Date					Apr. 07, 2014
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.86%	3.23%	3.84%	3.27%
Performance Inception Date					Apr. 07, 2014
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.57%	1.70%	2.39%	1.81%
Performance Inception Date					Apr. 07, 2014
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.62%	1.80%	2.32%	1.85%
Performance Inception Date					Apr. 07, 2014
Class N
Prospectus [Line Items]
Average Annual Return, Percent		7.47%	2.96%	3.58%	3.02%
Performance Inception Date					Apr. 07, 2014
I2
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.81%	3.18%	3.79%	3.22%
Performance Inception Date	[1]				Apr. 07, 2014

[1]
Class I2 shares of the Fund were not available for purchase until November 3, 2025. Performance shown prior to that inception date is that of Class I shares (which invest in the same portfolio of securities as Class I2 shares), reduced by an estimate of the additional operating expenses that would have applied to Class I2 shares prior to November 3, 2025. The actual additional expenses incurred had Class I2 shares begun operations earlier may have been greater or less than that estimate.